Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	₩ 267,660	₩ 272,407
Acquisition (Disposal)	273,277	13,021
Share of net profit from associates and joint ventures	18,320	(3,252)
Others	(1,376)	(14,516)
Ending	557,881	267,660
Korea Information & Technology Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	163,975	148,255
Share of net profit from associates and joint ventures	12,205	17,956
Others	(6,025)	(2,236)
Ending	170,155	163,975
KT-SB Venture Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning		4,470
Acquisition (Disposal)		(4,470)
KT-CKP New Media Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	134	281
Acquisition (Disposal)	(134)	(174)
Share of net profit from associates and joint ventures		27
Ending		134
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisition (Disposal)	50,000
Share of net profit from associates and joint ventures	(64)
Others	1,000
Ending	50,936
Others [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	44,293	56,785
Acquisition (Disposal)	28,400	(7,867)
Share of net profit from associates and joint ventures	34,298	7,241
Others	5,337	(11,866)
Ending	112,328	44,293
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	14,100	9,961
Acquisition (Disposal)		3,750
Share of net profit from associates and joint ventures	2,090	389
Ending	16,190	14,100
K Bank Inc. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	45,158	52,655
Acquisition (Disposal)	195,011	21,782
Share of net profit from associates and joint ventures	(30,209)	(28,865)
Others	(1,688)	(414)
Ending	₩ 208,272	₩ 45,158